Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$ 2,189,409	$ 90,213
Fair Value Measured on Recurring Basis
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	2,189,409	90,213
Money Market Fund [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		30,445,339
Money Market Fund [Member] | Fair Value Measured on Recurring Basis
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		30,445,339
K2 Warrants
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	704,851	90,213
K2 Warrants | Fair Value Measured on Recurring Basis
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	704,851
Tranche 1B Warrants | Fair Value Measured on Recurring Basis
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	14,758
Tranche 2B Warrants
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	1,469,800
Tranche 2B Warrants | Fair Value Measured on Recurring Basis
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	1,469,800
Level 1 | Money Market Fund [Member] | Fair Value Measured on Recurring Basis
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		30,445,339
Level 3 | Fair Value Measured on Recurring Basis
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	2,189,409	$ 90,213
Level 3 | K2 Warrants | Fair Value Measured on Recurring Basis
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	704,851
Level 3 | Tranche 1B Warrants | Fair Value Measured on Recurring Basis
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	14,758
Level 3 | Tranche 2B Warrants | Fair Value Measured on Recurring Basis
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$ 1,469,800